Legal And Regulatory Matters (Narrative) (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Term to impose monitoring, reporting, certification, oversight, screening, and training			5 years
Accrued legal	$ 1,786,000		$ 1,786,000	$ 1,805,000
Number of other lawsuits | item			3
Number of days given to file amended complaint			30 days
Extension period			14 days
Proceeding time period for law suite			4 years
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Litigation settlements	75,000,000
Spottiswood Settlement [Member]
Loss Contingencies [Line Items]
Litigation settlements			$ 500,000
State Of Illinois [Member]
Loss Contingencies [Line Items]
Accrued legal	1,100,000		1,100,000
Attorney Fees U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Litigation settlement, after tax	3,400,000
Litigation settlements	$ 5,500,000
U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Litigation settlement, after tax		$ 55,800,000
Litigation settlements		$ 90,000,000
Net costs incurred			$ 5,200,000	$ 5,300,000	$ 5,000,000